	RMB Small Cap Fund
	Portfolio Holdings As of September 30, 2022 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 95.8%
	(percentage of net assets)
	AEROSPACE & DEFENSE 2.2%
	Curtiss-Wright Corp.	15,934	$2,217,375

	AUTO COMPONENTS 4.2%
*	Fox Factory Holding Corp.	23,267	1,839,955
*	Visteon Corp.	22,806	2,418,804
			4,258,759
	BANKS 13.3%
	PacWest Bancorp	55,201	1,247,543
	Seacoast Banking Corp. of Florida	113,428	3,428,928
	ServisFirst Bancshares, Inc.	6,584	526,720
	Stock Yards Bancorp, Inc.	41,979	2,854,992
	TriCo Bancshares	96,560	4,311,404
*	Triumph Bancorp, Inc.	9,037	491,161
	Veritex Holdings, Inc.	18,453	490,665
			13,351,413
	BIOTECHNOLOGY 2.9%
*	Allogene Therapeutics, Inc.	18,229	196,873
*	CareDx, Inc.	21,402	364,262
*	Caribou Biosciences, Inc.	23,415	247,028
*	CRISPR Therapeutics AG	10,864	709,962
*	Editas Medicine, Inc.	24,536	300,321
*	Intellia Therapeutics, Inc.	7,344	410,970
*	Iovance Biotherapeutics, Inc.	34,791	333,298
*	Veratyce, Inc.	20,239	335,968
			2,898,682
	BUILDING PRODUCTS 1.0%
*	Trex Co., Inc.	23,609	1,037,380

	CAPITAL MARKETS 1.5%
	Stifel Financial Corp.	29,888	1,551,486

	CONSTRUCTION & ENGINEERING 2.5%
	Valmont Industries, Inc.	9,248	2,484,198

	CONSTRUCTION MATERIALS 2.7%
	Eagle Materials, Inc.	25,137	2,694,184

	CONTAINERS & PACKAGING 1.5%
	AptarGroup, Inc.	15,893	1,510,312

	DISTRIBUTORS 2.7%
	Pool Corp.	8,344	2,655,144

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.3%
	Badger Meter, Inc.	13,977	1,291,335

	EQUITY REAL ESTATE INVESTMENT 9.4%
	Community Healthcare Trust, Inc.	30,581	1,001,528
	EastGroup Properties, Inc.	22,995	3,319,098
	Essential Properties Realty Trust, Inc.	125,379	2,438,621
	PotlatchDeltic Corp.	47,272	1,940,043
	UMH Properties, Inc.	42,504	686,440
			9,385,730
	GAS UTILITIES 0.5%
	Chesapeake Utilities Corp.	4,226	487,638

	HEALTH CARE EQUIPMENT & SUPPLIES 3.9%
*	BioLife Solutions, Inc.	55,043	1,252,228
*	Neogen Corp.	51,640	721,411
*	Omnicell, Inc.	22,759	1,980,716
			3,954,355
	HOUSEHOLD DURABLES 0.4%
*	Sonos, Inc.	31,788	441,853

	INSURANCE 2.3%
	American Financial Group, Inc.	18,465	2,269,902

	LIFE SCIENCES TOOLS & SERVICES 5.7%
*	Repligen Corp.	16,678	3,120,621
	West Pharmaceutical Services, Inc.	10,479	2,578,672
			5,699,293
	MACHINERY 10.3%
*	Chart Industries, Inc.	10,922	2,013,471
	ITT, Inc.	30,893	2,018,548
	Kadant, Inc.	18,022	3,006,250
	Lincoln Electric Holdings, Inc.	11,897	1,495,691
*	RBC Bearings, Inc.	8,627	1,792,777
			10,326,737
	METALS & MINING 1.7%
	Carpenter Technology Corp.	54,693	1,703,140

	OIL, GAS & CONSUMABLE FUELS 5.9%
	Devon Energy Corp.	81,055	4,873,837
	Matador Resources Co.	9,633	471,246
	Range Resources Corp.	21,158	534,451
			5,879,534
	PHARMACEUTICALS 2.2%
*	Catalent, Inc.	30,640	2,217,110

	PROFESSIONAL SERVICES 2.4%
	Exponent, Inc.	27,427	2,404,525

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.7%
	MKS Instruments, Inc.	22,568	1,865,020
	Monolithic Power Systems, Inc.	6,197	2,251,990
*	Synaptics, Inc.	6,017	595,743
			4,712,753
	SOFTWARE 8.9%
*	Digimarc Corp.	21,355	289,360
*	Fair Isaac Corp.	5,093	2,098,367
*	Five9, Inc.	12,413	930,727
*	Guidewire Software, Inc.	9,856	606,932
*	PTC, Inc.	23,081	2,414,273
*	Q2 Holdings, Inc.	20,748	668,086
*	Tyler Technologies, Inc.	5,480	1,904,300
			8,912,045
	TEXTILES, APPAREL & LUXURY GOODS 1.7%
	Columbia Sportswear Co.	25,834	1,738,628
	Total Common Stocks (Cost: $65,137,343)		96,083,511

	Short-Term Investments 4.4%
	(percentage of net assets)
	MONEY MARKET FUNDS 4.4%
	First American Government Obligations Fund - Class X - 2.78% [a]	4,356,930	4,356,930
	Total Short-Term Investments (Cost: $4,356,930)		4,356,930

	Total Investments 100.2% (Cost: $69,494,273)		$100,440,441
	Liabilities, less cash and other assets (0.2)%		(186,568)
	Net Assets 100.0%		$100,253,873

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

At September 30, 2022	Level 1	Level 2	Level 3	Total
RMB Small Cap Fund
Assets
Common Stocks[1]	$96,083,511	$-	$-	$96,083,511
Short-Term Investments	4,356,930	-	-	4,356,930
Total Investments in Securities	$100,440,441	$-	$-	$100,440,441

[1]	Refer to the Fund’s Portfolio Holdings for a breakdown of holdings by industry.